Condensed Shinhan Financial Group (Parent Company only) Financial Statements (Tables)	12 Months Ended
Dec. 31, 2019
Condensed financial information of parent company only disclosure [Abstract]
STATEMENTS OF FINANCIAL POSITION

STATEMENTS OF FINANCIAL POSITION

	2018		2019
Assets
Deposits
Banking subsidiaries	~~W~~	24	167
Other		48,572	—
Receivables from subsidiaries:
Non-banking subsidiaries		1,644,666	2,219,698
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,792,072	13,797,222
Non-banking subsidiaries		11,983,360	15,183,053
Financial assets at FVTPL		1,927,150	443,377
Derivative assets		—	24,352
Property, equipment and intangible assets, net		7,983	11,106
Other assets
Banking subsidiaries		311,052	408,436
Non-banking subsidiaries		162,695	171,321
Other		236,658	2,590

Total assets	~~W~~	30,114,232	32,261,322

Liabilities and equity
Borrowings	~~W~~	125,000	—
Debt securities issued		7,812,358	9,147,640
Derivative liabilities		—	17,687
Accrued expenses & other liabilities		526,806	630,569

Total liabilities		8,464,164	9,795,896

Equity		21,650,068	22,465,426

Total liabilities and equity	~~W~~	30,114,232	32,261,322

CONDENSED STATEMENTS OF INCOME

CONDENSED STATEMENTS OF INCOME

	2017		2018	2019
Income
Dividends from banking subsidiaries	~~W~~	481,524	541,524	892,310
Dividends from non-banking subsidiaries		448,588	866,150	428,634
Interest income from banking subsidiaries		228	268	263
Interest income from non-banking subsidiaries		27,111	31,224	38,968
Other income		51,953	74,215	125,324

Total income		1,009,404	1,513,381	1,485,499

Expenses
Interest expense		(179,330)	(187,882)	(206,815)
Other expense		(74,733)	(89,145)	(147,589)

Total expenses		(254,063)	(277,027)	(354,404)

Profit before income tax expense		755,341	1,236,354	1,131,095

Income tax expense		614	1,471	1,922

Profit for the year	~~W~~	754,727	1,234,883	1,129,173

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

	2017		2018	2019
Cash flows from operating activities
Profit before income taxes	~~W~~	755,341	1,236,354	1,131,095
Non-cash items included in profit before tax		(774,385)	(1,251,379)	(1,164,022)
Changes in operating assets and liabilities		(66,339)	(1,671,189)	1,475,702
Net interest paid		(149,642)	(153,926)	(154,765)
Dividend received from subsidiaries		930,112	1,407,674	1,320,944
Income tax refunds (paid)		100	—	(194)

Net cash provided by (used in) operating activities		695,187	(432,466)	2,608,760

Cash flows from investing activities
Net loan origination to non-banking subsidiaries		(300,000)	(412,630)	(575,936)
Acquisition of subsidiary		(30,000)	(42,273)	(2,977,196)
Other, net		(715)	(231,281)	(660)

Net cash used in investing activities		(330,715)	(686,184)	(3,553,792)

Cash flows from financing activities
Issuance of convertible preferred shares		—	—	747,791
Issuance of hybrid bonds		224,466	1,107,838	199,476
Redemption of hybrid bonds		(300,000)	—	—
Net changes in borrowings		—	120,000	(125,000)
Issuance of debt securities issued		1,497,588	2,396,138	3,194,764
Repayments of debt securities issued		(1,080,000)	(1,590,000)	(1,844,000)
Dividend paid		(706,565)	(714,705)	(830,772)
Acquisition of treasury stock		—	(151,993)	(444,077)
Redemption of lease liabilities		—	—	(1,614)

Net cash provided by (used in) financing activities		(364,511)	1,167,278	896,568

Net increase (decrease) in cash and cash equivalents		(39)	48,628	(48,464)

Cash and cash equivalents at beginning of year		39	—	48,628

Cash and cash equivalents at end of year	~~W~~	—	48,628	164